United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/09

Date of Reporting Period:  Quarter ended 7/31/09

Item 1.                      Schedule of Investments

Federated Institutional High Yield Bond Fund

Portfolio of Investments

July 31, 2009 (unaudited)

Principal Amount or Shares			Value
		CORPORATE BONDS--58.7%
		Aerospace / Defense--1.2%
$650,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	$620,750
100,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, (Series WI), 9.75%, 4/1/2017	50,500
625,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	607,813
900,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 7/15/2013	882,000
175,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015	166,688
75,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, (Series B), 6.375%, 10/15/2015	72,375
250,000	1,2	Sequa Corp., Sr. Note, 11.75%, 12/1/2015	150,625
114,197	1,2	Sequa Corp., Sr. PIK Deb., 13.50%, 12/1/2015	63,950
300,000		TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	296,250
		TOTAL	2,910,951
		Automotive--2.0%
200,000	3,4	Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	13,000
175,000		Ford Motor Credit Co., Floating Rate Note - Sr. Note, 3.26%, 1/13/2012	148,969
525,000		Ford Motor Credit Co., Note, 7.25%, 10/25/2011	493,252
525,000		Ford Motor Credit Co., Note, 7.50%, 8/1/2012	484,868
500,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	462,628
1,275,000		Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011	1,263,910
900,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	808,628
525,000	3,4	General Motors Corp., Deb., 7.40%, 9/1/2025	74,813
425,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	367,625
950,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	655,500
		TOTAL	4,773,193
		Building Materials--0.3%
50,000	1,2	Interface, Inc., Sr. Secd. Note, 11.375%, 11/1/2013	52,875
75,000		Norcraft Holdings LP, Sr. Disc. Note, 9.75%, 9/1/2012	71,625
150,000		Nortek Holdings, Inc., Sr. Secd. Note, 10.00%, 12/1/2013	133,125
200,000	5	Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	73,000
75,000	3,4	Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013	4,125
250,000		Ply Gem Industries, Inc., Sr. Secd. Note, 11.75%, 6/15/2013	190,000
75,000	1,2	USG Corp., Company Guarantee, (Series 144A), 9.75%, 8/1/2014	76,875
		TOTAL	601,625
		Chemicals--1.4%
75,000	1,2	Airgas, Inc., Company Guarantee, 7.125%, 10/1/2018	75,187
200,000	1,2	Ashland, Inc., Sr. Unsecd. Note, 9.125%, 6/1/2017	211,500
250,000	1,3,4	Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	205,000
325,000	1,2	Compass Minerals International, Inc., Sr. Note, (Series 144A), 8.00%, 6/1/2019	321,750
150,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	101,250
100,000	1,2	Invista, Unit, 9.25%, 5/1/2012	96,500
550,000		Koppers Holdings, Inc., Sr. Disc. Note, 0/9.875%, 11/15/2014	511,500
175,000		Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013	175,875
50,000	1,2	Mosaic Co./The, Sr. Note, 7.625%, 12/1/2016	53,364
14,000		Nalco Co., Sr. Note, 7.75%, 11/15/2011	14,140
375,000	1,2	Nalco Co., Sr. Note, 8.25%, 5/15/2017	391,875
875,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	910,000
275,000		Terra Capital, Inc., Company Guarantee, (Series B), 7.00%, 2/1/2017	258,500
75,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	55,957
		TOTAL	3,382,398
		Construction Machinery--0.3%
525,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	452,812
250,000	1,2	Rental Service Corp., Sr. Secd. Note, 10.00%, 7/15/2017	264,375
		TOTAL	717,187
		Consumer Products--3.2%
350,000	1,2	AAC Group Holding Corp., Sr. Disc. Note, 10.25%, 10/1/2012	295,750
74,372		AAC Group Holding Corp., Sr. PIK Deb., 16.75%, 10/1/2012	30,121
725,000	1,2	American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	714,125
700,000		Central Garden & Pet Co., Company Guarantee, 9.125%, 2/1/2013	701,750
725,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	699,625
400,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	412,000
700,000		Jostens Holding Corp., Discount Bond, 10.25%, 12/1/2013	721,000
1,400,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	1,414,000
875,000		School Specialty, Inc., Conv. Bond, 3.75%, 8/1/2023	848,269
325,000	1,2	Sealy Mattress Co., Sr. Secd. Note, (Series 144A), 10.875%, 4/15/2016	355,875
725,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	665,187
100,000	1,3,4	True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	1,500
900,000		Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	909,000
		TOTAL	7,768,202
		Energy--2.4%
175,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	125,125
1,500,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016	1,417,500
250,000		Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013	250,000
325,000		Chesapeake Energy Corp., Sr. Note, 9.50%, 2/15/2015	346,531
275,000		Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015	265,375
225,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	216,562
175,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	150,500
275,000		Denbury Resources, Inc., Sr. Sub. Note, 9.75%, 3/1/2016	294,938
300,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	286,875
125,000	1,2	Forest Oil Corp., Sr. Note, 8.50%, 2/15/2014	127,500
275,000	1,2	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	246,125
425,000	1,2	Linne Energy LLC, Note, (Series 144A), 11.75%, 5/15/2017	431,375
200,000	1,2	Petroplus Finance LTD, Company Guarantee, 6.75%, 5/1/2014	179,000
50,000	1,2	Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017	43,000
75,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	68,036
50,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	47,625
150,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	145,875
125,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	124,687
50,000		Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015	48,000
50,000		Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016	49,875
750,000	1,2	Sandridge Energy, Inc., 9.875%, 5/15/2016	761,250
100,000	1,2	Sandridge Energy, Inc., Company Guarantee, 8.00%, 6/1/2018	91,500
150,000	1,2	Southwestern Energy Co., Sr. Note, 7.50%, 2/1/2018	151,125
		TOTAL	5,868,379
		Entertainment--0.8%
800,000	1,2	Cinemark, Inc., Company Guarantee, (Series 144A), 8.625%, 6/15/2019	832,000
150,000	1,3,4	Hard Rock Park Operations LLC, Sr. Secd. Note, 9.894%, 4/1/2012	15
200,000	1,2	Regal Cinemas, Inc., Company Guarantee, (Series 144A), 8.625%, 7/15/2019	207,000
700,000		Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	698,250
225,000		Universal City Florida Holding Co., Floating Rate Note, 5.777%, 5/1/2010	196,875
		TOTAL	1,934,140
		Environmental--0.2%
375,000		Allied Waste North America, Inc., Note, (Series B), 7.125%, 5/15/2016	389,883
100,000		Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021	106,437
		TOTAL	496,320
		Financial Institutions--2.1%
150,000		American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013	139,875
221,000	1,2	General Motors Acceptance Corp., LLC, Note, 7.00%, 2/1/2012	202,215
2,650,000	1,2	General Motors Acceptance Corp., LLC, Note, (Series 144A), 6.875%, 9/15/2011	2,471,125
432,000	1,2	General Motors Acceptance Corp., LLC, Note, (Series 144A), 8.00%, 11/1/2031	334,800
750,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	761,250
1,375,000	1,2	Nuveen Investments, Sr. Note, 10.50%, 11/15/2015	983,125
225,000		iPayment Holdings, Inc., Sr. Sub. Note, (Series WI), 9.75%, 5/15/2014	132,750
		TOTAL	5,025,140
		Food & Beverage--3.6%
300,000		ASG Consolidated LLC, Sr. Disc. Note, 11.50%, 11/1/2011	277,500
1,175,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	1,189,687
100,000		Aramark Services, Inc., Floating Rate Note - Sr. Note, 4.527%, 2/1/2015	87,500
200,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	202,000
83,825		B&G Foods, Inc., Company Guarantee, Sr. Sub. Note, 12.00%, 10/30/2016	576,716
550,000		Constellation Brands, Inc., 8.375%, 12/15/2014	572,000
50,000		Constellation Brands, Inc., Sr. Note, 7.25%, 5/15/2017	49,125
75,000		Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016	73,875
675,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	639,563
200,000		Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015	195,500
600,000		Del Monte Corp., Sr. Sub. Note, 8.625%, 12/15/2012	615,000
625,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	629,688
600,000	1,2	Michael Foods, Inc., Sr. Unsecd. Note, (Series 144A), 9.75%, 10/1/2013	613,500
300,000	3,4	Pilgrim's Pride Corp., Sr. Sub. Note, 8.375%, 5/1/2017	250,500
525,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, (Series WI), 9.25%, 4/1/2015	501,375
325,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, (Series WI), 10.625%, 4/1/2017	295,750
900,000		Reddy Ice Group, Inc., Sr. Disc. Note, 10.50%, 11/1/2012	648,000
525,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	448,875
250,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	188,750
200,000	1,2	Smithfield Foods, Inc., Sr. Unsecd. Note, 10.00%, 7/15/2014	209,500
550,000	1,2	Tyson Foods, Inc., Sr. Unsecd. Note, 10.50%, 3/1/2014	613,250
		TOTAL	8,877,654
		Gaming--3.3%
850,000	1,2	Ameristar Casinos, Inc., Sr. Unsecd. Note, 9.25%, 6/1/2014	879,750
200,000	1,2,3,4	Fontainebleu Las Vegas Holdings LLC/Fontainebleu Las Vegas, Second Mortgage Notes, 11.00%, 6/15/2015	7,000
675,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	648,000
675,000	1,2	Great Canadian Gaming Corp., Company Guarantee, 7.25%, 2/15/2015	624,375
450,000	1,2	Harrah's Entertainment, Inc., Sr. Secd. Note, 11.25%, 6/1/2017	457,875
175,000	1,3,4	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	127
1,050,000	1,2	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sr. Secd. Note, 11.00%, 11/1/2012	792,750
62,572	1,2	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sub. PIK Note, 15.50%, 11/1/2013	32,850
375,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	323,438
100,000	1,2	MGM Mirage, 10.375%, 5/15/2014	107,750
375,000		MGM Mirage, Sr. Note, 5.875%, 2/27/2014	271,875
650,000		MGM Mirage, Sr. Note, 7.50%, 6/1/2016	477,750
300,000	1,2	MGM Mirage, Sr. Secd. Note, 11.125%, 11/15/2017	331,500
150,000	1,2	MGM Mirage, Sr. Secd. Note, 13.00%, 11/15/2013	169,875
225,000		MGM Mirage, Sr. Sub. Note, 8.375%, 2/1/2011	186,750
150,000		Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010	143,625
450,000	1,2	Peninsula Gaming, LLC, Sr. Unsecd. Note, (Series 144A), 10.75%, 8/15/2017	439,313
325,000	1,2	Peninsula Gaming, LLC, Sr. Unsecd. Note, (Series 144A), 8.375%, 8/15/2015	326,625
250,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	236,250
250,000	1,2	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	213,750
575,000	1,2	Shingle Springs Tribal Gaming, Sr. Note, 9.375%, 6/15/2015	370,875
200,000	1,2	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	177,000
400,000		Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014	373,000
475,000	1,2	Yonkers Racing Corp., 11.375%, 7/15/2016	488,062
		TOTAL	8,080,165
		Health Care--6.1%
650,000		AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	674,375
725,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	672,437
225,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	225,562
75,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	72,000
500,000	1,2	Bio Rad Laboratories, Inc., Sr. Sub., (Series 144A), 8.00%, 9/15/2016	512,500
50,000		Biomet, Inc., Sr. Note, (Series WI), 10.375%, 10/15/2017	53,750
1,325,000		Biomet, Inc., Sr. Sub. Note, (Series WI), 11.625%, 10/15/2017	1,444,250
450,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	294,750
575,000	1,2	Fresenius Medical Care AG & Co. KGaA, Sr. Unsecd. Note, 9.00%, 7/15/2015	623,875
625,000	1,2	HCA, Inc., 8.50%, 4/15/2019	643,750
100,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	69,765
1,367,000		HCA, Inc., Sr. Secd. 2nd Priority Note, PIK, 9.625%, 11/15/2016	1,428,515
875,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	914,375
525,000	1,2	HCA, Inc., Sr. Secd. Note, (Series 144A), 7.875%, 2/15/2020	516,469
600,000		Inverness Medical Innovations, Inc., Sr. Sub. Note, 9.00%, 5/15/2016	601,500
625,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	550,000
250,000		Omnicare, Inc., Sr. Sub. Note, 6.125%, 6/1/2013	235,000
475,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	445,312
200,000	1,2	Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015	185,500
575,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	494,500
325,000		Universal Hospital Services, Inc., Floating Rate Note - Sr. Secured Note, 4.635%, 6/1/2015	274,625
250,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	243,750
825,000		VWR Funding, Inc., Company Guarantee, (Series WI), PIK, 10.25%, 7/15/2015	730,125
275,000		Vanguard Health Holdings II, Company Guarantee, 0/11.25%, 10/1/2015	278,437
650,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	653,250
850,000		Ventas Realty LP, 6.50%, 6/1/2016	803,250
50,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	47,250
225,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	212,625
978,000	1,2	Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017	826,410
		TOTAL	14,727,907
		Industrial - Other--2.7%
425,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	389,937
100,000		American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	84,000
200,000	1,2	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	67,250
200,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	201,500
450,000	1,2	Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	450,000
225,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	199,125
50,000		Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011	44,250
400,000	1,2	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	370,000
925,000		Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016	945,813
100,000		General Cable Corp., Floating Rate Note - Sr. Note, 2.971%, 4/1/2015	86,500
775,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	740,125
75,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	75,375
250,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	250,625
575,000	1,2	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	554,875
375,000		Mueller Water Products, Inc., Sr. Sub. Note, (Series WI), 7.375%, 6/1/2017	276,563
575,000	1,2	Reliance Intermediate Holdings LP, 9.50%, 12/15/2019	557,750
675,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	675,000
325,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	314,031
300,000		Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	299,250
		TOTAL	6,581,969
		Lodging--0.6%
625,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	596,875
150,000		Host Marriott LP, Note, (Series Q), 6.75%, 6/1/2016	139,875
625,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.00%, 6/15/2013	562,500
75,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016	62,250
		TOTAL	1,361,500
		Media - Cable--1.3%
125,000	1,2	CSC Holdings, Inc., Sr. Note, 8.50%, 4/15/2014	129,375
675,000	3,4	Charter Communications Holdings II, 8.75%, 11/15/2013	676,687
375,000	3,4	Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	403,125
775,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	815,687
300,000	1,2	Videotron Ltee, Company Guarantee, 9.125%, 4/15/2018	312,750
75,000		Videotron Ltee, Company Guarantee, (Series WI), 9.125%, 4/15/2018	78,187
50,000		Videotron Ltee, Sr. Note, 6.375%, 12/15/2015	46,750
775,000		Virgin Media, Inc., Company Guarantee, (Series 1), 9.50%, 8/15/2016	798,250
		TOTAL	3,260,811
		Media - Non-Cable--5.4%
96,636	6	Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	39,138
75,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	48,375
325,000		DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015	312,812
800,000		DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	821,000
269,000	3,4	Dex Media West LLC, Sr. Sub. Note, (Series B), 9.875%, 8/15/2013	50,437
350,000	3,4	Dex Media, Inc., Discount Bond, 9.00%, 11/15/2013	61,250
1,250,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	1,203,125
725,000	1,2	FoxCo Acquisitions, LLC, Sr. Note, 13.375%, 7/15/2016	416,875
225,000	3,4	Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	10,969
1,550,000		Intelsat Jackson Ltd., Sr. Note, 11.25%, 6/15/2016	1,658,500
1,875,000		Intelsat Jackson Ltd., Sr. Unsecd. Note, 0/9.50%, 2/1/2015	1,818,750
550,000	1,2	Interpublic Group Cos., Inc., Sr. Unsecd. Note, (Series 144A), 10.00%, 7/15/2017	577,500
100,000	1,2	Lamar Media Corp., Sr. Note, 9.75%, 4/1/2014	105,750
425,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	367,625
350,000		Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013	339,500
175,000		Lamar Media Corp., Sr. Unsecd. Note, (Series C), 6.625%, 8/15/2015	151,375
900,000	1,2	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	517,500
275,000	1,2	Newport Television LLC, Sr. Note, PIK, 13.00%, 3/15/2017	50,875
612,539	1,2	Nexstar Broadcasting Group, Inc., Company Guarantee, PIK, 0.5/7.00%,1/15/2014	217,451
225,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	89,156
350,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 0/12.50%, 8/1/2016	256,375
175,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.50%, 5/1/2016	184,188
675,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.625%, 2/1/2014	713,813
100,000		Quebecor Media, Inc., Sr. Unsecd. Note, (Series WI), 7.75%, 3/15/2016	95,500
225,000		Quebecor Media, Inc., Sr. Unsecd. Note, (Series WI), 7.75%, 3/15/2016	214,875
75,000	3,4	R.H. Donnelly Corp, Sr. Disc. Note, (Series A-2), 6.875%, 1/15/2013	4,875
75,000	3,4	R.H. Donnelly Corp, Sr. Disc. Note, (Series W1), 6.875%, 1/15/2013	4,875
225,000	3,4	R.H. Donnelly Corp, Sr. Note, 8.875%, 10/15/2017	14,625
50,000	3,4	R.H. Donnelly Corp, Sr. Note, (Series A-3), 8.875%, 1/15/2016	3,250
975,000	1,2	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	1,023,750
375,000	7	Readers Digest Association, Inc., Company Guarantee, 9.00%, 2/15/2017	24,375
975,000		Southern Graphics Systems, Inc., Sr. Sub. Note, (Series WI), 12.00%, 12/15/2013	687,375
200,000	1,2	Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015	134,000
125,000	1,2	Univision Television Group, Inc., Sr. Secd. Note, 12.00%, 7/1/2014	133,750
250,000	1	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	64,375
475,000	1,2	XM Satellite Radio, Inc., Sr. Note, 13.00%, 8/1/2013	428,688
100,000	1,2	XM Satellite Radio, Inc., Sr. Secd. Note, 11.25%, 6/15/2013	103,500
		TOTAL	12,950,152
		Metals & Mining--0.8%
100,000	3,4	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	1,500
75,000	3,4	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	1,500
600,000		Freeport-McMoRan Copper & Gold, Inc., Sr. Note, 8.375%, 4/1/2017	636,902
300,000	1,2	Teck Cominco Ltd., Sr. Secd. Note, (Series 144A), 10.75%, 5/15/2019	350,625
625,000	1,2	Teck Resources Ltd., Sr. Secd. Note, (Series 144A), 10.25%, 5/15/2016	710,938
250,000	1,2	Teck Resources Ltd., Sr. Secd. Note, (Series 144A), 9.75%, 5/15/2014	279,375
		TOTAL	1,980,840
		Packaging--1.7%
325,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	306,312
550,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	484,000
650,000		Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015	663,000
400,000	1,2	Crown Americas LLC, Sr. Unsecd. Note, 7.625%, 5/15/2017	409,000
125,000	1,2	Greif, Inc., Sr. Note, 7.75%, 8/1/2019	124,687
1,275,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013	1,310,063
400,000	1,2	Owens-Brockway Glass Container, Inc., Company Guarantee, (Series 144A), 7.375%, 5/15/2016	398,000
200,000	1,2	Sealed Air Corp., Sr. Note, 7.875%, 6/15/2017	211,770
125,000	1,2	Solo Cup Co., Sr. Secd. Note, 10.50%, 11/1/2013	132,188
		TOTAL	4,039,020
		Paper--1.4%
200,000	1,2	Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	212,000
850,000	1,2	Georgia-Pacific Corp., Company Guarantee, 8.25%, 5/1/2016	884,000
250,000	1,2	Graphic Packaging International Corp., 9.50%, 6/15/2017	250,000
850,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	851,062
525,000		NewPage Corp., Sr. Secd. Note, 10.00%, 5/1/2012	236,250
175,000		NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013	51,625
275,000		Rock-Tenn Co., 9.25%, 3/15/2016	290,813
350,000	1,2	Rock-Tenn Co., Sr. Note, (Series 144A), 9.25%, 3/15/2016	370,125
100,000	1,2	Sappi Paper Holding AG, Sr. Secd. Note, 12.00%, 8/1/2014	100,000
200,000	1,2	Verso Paper Corporation, Sr. Secd. Note, 11.50%, 7/1/2014	187,000
		TOTAL	3,432,875
		Restaurants--0.7%
625,000		Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014	584,375
575,000		NPC International, Inc., 9.50%, 5/1/2014	546,250
650,000	1,2	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, 3.129%, 3/15/2014	490,750
		TOTAL	1,621,375
		Retailers--3.0%
225,000		Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013	225,844
825,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	928,125
950,000		General Nutrition Center, Company Guarantee, 7.584%, 3/15/2014	843,125
575,000	1,2	Limited Brands, Inc., Sr. Note, (Series 144A), 8.50%, 6/15/2019	580,443
100,000		Macy's Retail Holdings, Inc., 6.90%, 1/15/2032	73,468
125,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.65%, 7/15/2024	90,157
250,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 4/1/2029	185,452
200,000		Macy's Retail Holdings, Inc., Company Guarantee, 7.00%, 2/15/2028	162,941
175,000		NBC Acquisition Corp., Sr. Disc. Note, 11.00%, 3/15/2013	74,375
925,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	740,000
300,000		Penney (J.C.) Co., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	243,991
700,000		Sally Beauty Holdings, Inc., 10.50%, 11/15/2016	724,500
750,000		The Yankee Candle Co., Inc., Sr. Note, 8.50%, 2/15/2015	675,000
375,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	313,125
1,000,000	1,2	Toys 'R' Us, Inc., Sr. Unsecd. Note, (Series 144A), 10.75%, 7/15/2017	1,030,000
475,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	406,125
		TOTAL	7,296,671
		Services--1.7%
850,000	1,2	Altegrity, Inc., Company Guarantee, 10.50%, 11/1/2015	726,750
275,000	1,2	Altegrity, Inc., Company Guarantee, 11.75%, 5/1/2016	221,375
650,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	557,375
1,025,000		KAR Holdings, Inc., 10.00%, 5/1/2015	907,125
1,125,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	1,043,438
750,000		West Corp., Sr. Note, 9.50%, 10/15/2014	716,250
		TOTAL	4,172,313
		Supermarkets--0.2%
500,000		SUPERVALU, Inc., Sr. Unsecd. Note, 8.00%, 5/1/2016	498,750
		Technology--2.7%
675,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	552,656
800,000	1,2	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	692,000
300,000		First Data Corp., Company Guarantee, 9.875%, 9/24/2015	254,625
341,046		Freescale Semiconductor, Inc., Company Guarantee, PIK, 9.125%, 12/15/2014	190,986
375,000		Freescale Semiconductor, Inc., Sr. Note, 8.875%, 12/15/2014	253,125
275,000	1,2	Open Solutions, Inc., Sr. Sub. Note, 9.75%, 2/1/2015	136,125
575,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	543,375
550,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	569,250
200,000	1,2	Seagate Technology HDD Holdings, 10.00%, 5/1/2014	220,000
300,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	283,500
49,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 6.096%, 4/1/2012	42,936
900,000	1,2	SunGard Data Systems, Inc., Sr. Note, 10.625%, 5/15/2015	967,500
125,000		SunGard Data Systems, Inc., Sr. Note, (Series WI), 9.125%, 8/15/2013	128,125
750,000		SunGard Data Systems, Inc., Sr. Sub. Note, (Series WI), 10.25%, 8/15/2015	772,500
725,000	1,2	Terremark Worldwide, Inc., Sr. Unsecd. Note, 12.00%, 6/15/2017	735,875
175,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	124,250
		TOTAL	6,466,828
		Textile--0.4%
425,000		Phillips Van Heusen Corp., Sr. Note, 7.25%, 2/15/2011	428,719
625,000		Phillips Van Heusen Corp., Sr. Note, 8.125%, 5/1/2013	632,813
		TOTAL	1,061,532
		Tobacco--0.4%
700,000	1,2	Alliance One International, Inc., Sr. Unsecd. Note, (Series 144A), 10.00%, 7/15/2016	693,000
150,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	155,719
		TOTAL	848,719
		Transportation--0.8%
400,000	1,2	CEVA Group PLC, Sr. Note, 10.00%, 9/1/2014	298,000
500,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	483,750
250,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	240,000
275,000		Kansas City Southern Railway Company, 13.00%, 12/15/2013	309,375
175,000		Kansas City Southern Railway Company, 8.00%, 6/1/2015	170,625
550,000		Stena AB, Sr. Note, 7.50%, 11/1/2013	470,250
		TOTAL	1,972,000
		Utility - Electric--1.5%
350,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	280,437
375,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	316,875
425,000		Edison Mission Energy, Sr. Unsecd. Note, 7.00%, 5/15/2017	340,531
50,000		Energy Future Holdings Corp., Company Guarantee, (Series WI), 10.875%, 11/1/2017	43,625
482,348	1,2	FPL Energy National Wind, Note, 6.125%, 3/25/2019	448,991
150,000	1,2	Intergen NV, Sr. Secd. Note, 9.00%, 6/30/2017	148,500
200,000		NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014	197,000
150,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	145,125
675,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	654,750
300,000		Sierra Pacific Resources, Sr. Note, (Series WI), 6.75%, 8/15/2017	279,587
50,000		TECO Finance, Inc., Unsub., (Series WI), 6.75%, 5/1/2015	50,290
850,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, (Series WI), 10.25%, 11/1/2015	671,500
75,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, (Series WI-B), 10.25%, 11/1/2015	59,250
		TOTAL	3,636,461
		Utility - Natural Gas--2.1%
300,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	292,500
350,000		AmeriGas Partners LP, Sr. Unsecd. Note, 7.25%, 5/20/2015	344,750
950,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	850,250
150,000		Inergy LP, Company Guarantee, 8.25%, 3/1/2016	149,625
175,000	1,2	Inergy LP, Company Guarantee, 8.75%, 3/1/2015	178,500
450,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	427,500
350,000	1,2	MarkWest Energy Partners LP, Sr. Note, (Series 144A), 6.875%, 11/1/2014	309,750
625,000		MarkWest Energy Partners LP, Sr. Note, (Series B), 8.75%, 4/15/2018	584,375
75,000		Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014	77,839
300,000	1,2	Regency Energy Partners LP, 9.375%, 6/1/2016	307,500
506,000		Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013	511,060
200,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	188,000
225,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	266,791
275,000		Tennessee Gas Pipeline, Sr. Note, (Series WI), 8.00%, 2/1/2016	306,625
100,000		Williams Cos., Inc., Note, 7.625%, 7/15/2019	107,188
175,000		Williams Cos., Inc., Note, 7.875%, 9/1/2021	190,690
		TOTAL	5,092,943
		Wireless Communications--3.8%
225,000		Centennial Communication Corp., Floating Rate Note - Sr. Note, 6.346%, 1/1/2013	220,219
75,000		Centennial Communication Corp., Sr. Unsecd. Note, 8.125%, 2/1/2014	75,563
325,000		Centennial Communications Corp., Company Guarantee, 10.125%, 6/15/2013	333,938
175,000		Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013	181,125
125,000		Crown Castle International Corp., 9.00%, 1/15/2015	132,656
300,000	1,2	Crown Castle International Corp., Sr. Secd. Note, 7.75%, 5/1/2017	307,500
525,000	1,2	Digicel Ltd., Sr. Note, 12.00%, 4/1/2014	556,500
875,000	1,2	Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	756,875
203,785	1,2	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	178,312
200,000	1,2	Digicel Ltd., Sr. Note, 9.25%, 9/1/2012	201,000
1,075,000		MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	1,118,000
350,000	1,2	MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	364,000
1,450,000		Nextel Communications, Inc., Sr. Note, (Series D), 7.375%, 8/1/2015	1,308,625
525,000		Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012	547,312
1,775,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	1,586,406
600,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	527,250
650,000	1,2	Wind Acquisition Finance SA, Sr. Note, 11.75%, 7/15/2017	698,750
		TOTAL	9,094,031
		Wireline Communications--0.6%
475,000		Qwest Corp., Note, 8.875%, 3/15/2012	495,188
600,000	1,2	Qwest Corp., Sr. Note, 8.375%, 5/1/2016	618,000
175,000	1,2	SBA Communications, Corp., 8.00%, 8/15/2016	177,625
175,000	1,2	SBA Communications, Corp., 8.25%, 8/15/2019	178,500
50,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	50,931
		TOTAL	1,520,244
		TOTAL CORPORATE BONDS (IDENTIFIED COST $136,088,215)	142,052,295
		PREFERRED STOCK--0.1%
		Financial Institutions--0.1%
319	1,2	Preferred Blocker, Inc., Pfd., Series 144A, 7.00% (IDENTIFIED COST $91,185)

146,909

MUTUAL FUNDS—40.9%8

16,397,237

High Yield Bond Portfolio

95,103,975

3,851,445
9
Prime Value Obligations Fund, Institutional Shares, 0.51%

3,851,445

TOTAL MUTUAL FUNDS                                                                                         (IDENTIFIED COST $87,043,691)

98,955,420

TOTAL INVESTMENTS—99.7%                                                                                      (IDENTIFIED COST $223,223,091)10

241,154,624

OTHER ASSETS AND LIABILITIES—NET—0.3%11

772,705

TOTAL NET ASSETS---100%

$
241,927,329

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2009, these restricted securities amounted to $43,761,264, which represented 18.1% of total net assets.

2
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2009, these liquid restricted securities amounted to $43,490,247, which represented 18.0% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at July 31, 2009, is as follows:
	Security	Acquisition Date	Acquisition Cost	Market Value
	Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	4/19/2006-5/1/2008	$235,820	$205,000
	Hard Rock Park Operations LLC, Sr. Secd. Note, 9.894%, 4/1/2012	3/23/2006-1/2/2008	$140,362	$ 15
	Herbst Gaming, Inc., Sr. Sub Note, 7.00%, 11/15/2014	11/5/2004 -12/18/2007	$143,781	$ 127
	True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	3/3/2004 -2/8/2006	$ 98,375	$ 1,500
	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	11/30/2004-4/11/2008	$218,813	$ 64,375
3	Non-income producing security.
4	Issuer in default.
5	On September 1, 2009, the issuer of this security did not pay its scheduled semi-annual interest payment.
6	On August 15, 2009, the issuer of this security did not pay its scheduled semi-annual interest payment.
7	On August 24, 2009, the issuer of this security filed for bankruptcy.
8	Affiliated companies.
9	7-Day net yield.
10
At July 31, 2009, the cost of investments for federal tax purposes was $222,321,422.  The net unrealized appreciation of investments for federal tax purposes was $18,833,202.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $24,485,250 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,652,048.

11	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities
Corporate Bonds	$---	$142,052,295	$---	$142,052,295
Equity Security
Domestic	---	146,909	---	146,909
Mutual Funds	98,955,420	---	---	98,955,420
TOTAL SECURITIES	$98,955,420	$142,199,204	$---	$241,154,624

The following acronym is used throughout this portfolio:

PIK	--Payment in Kind

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Institutional Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	September 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	September 21, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	September 21, 2009